Cardo Medical, Inc.
7625 Hayvenhurst Avenue, Suite #49
Van Nuys, CA 91406

April 29, 2011

Securities and Exchange Commission
Washington, D.C. 20549

Ladies and Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith the attached Form 10-K/A for the year ended December 31, 2010.

Sincerely,

Cardo Medical, Inc.

Derrick Romine
Chief Financial Officer